Expense Example - Federated Hermes Max-Cap Index Fund	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years
USD ($)	254	477	824	1,802	122	381	660	1,455	52	164	285	640	108	337	585	1,294